Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Armanino LLP For Tax Valuation And Outsourced Accounting Services | Andrew Armanino
Related Party Transaction [Line Items]
Related party transaction fees incurred	$ 0	$ 36